Shareholders’ Equity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Millions										1 Months Ended					2 Months Ended	12 Months Ended
	May 25, 2022 USD ($) $ / shares shares	Apr. 08, 2022 CNY (¥)	Jan. 03, 2022 USD ($) $ / shares shares	Dec. 28, 2021 USD ($)	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Apr. 09, 2021 USD ($) shares	Feb. 03, 2020 USD ($) $ / shares shares	Sep. 05, 2019 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 CNY (¥)	Apr. 30, 2022 CNY (¥)	Jan. 22, 2020 USD ($) $ / shares shares	Jun. 24, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Mar. 08, 2023 shares	Feb. 27, 2023 shares	Dec. 31, 2022 CNY (¥) shares	Jun. 04, 2022 shares	Apr. 22, 2022 shares	Apr. 06, 2022 USD ($)	Apr. 06, 2022 CNY (¥)	Feb. 22, 2022 $ / shares shares	Feb. 22, 2022 ¥ / shares shares	May 11, 2021 shares	Jan. 02, 2020
Shareholders’ Equity (Details) [Line Items]
Appropriations to the statutory surplus reserve, description																Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.	Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Common stock, shares authorized (in Shares) | shares																200,000,000		200,000,000					200,000,000
Common stock, par value | $ / shares																$ 0.001		$ 0.001
Common stock, shares outstanding (in Shares) | shares																43,398,885		28,965,034					43,398,885
Common stock, shares issued (in Shares) | shares																43,398,885		28,965,034					43,398,885
Common shares issued (in Shares) | shares	5,970,000		500,000																									2,580,000	2,580,000
Common shares of value issued | $																		$ 1,573,800
Common share price (in Dollars per share) | $ / shares																												$ 0.61
Recognized stock-based compensation expense | $															$ 3,296,475			1,330,000
Common stock issuance of amount | $																735,000		$ 1,414,637	$ 650,750
Recognized stock-based compensation expense | $																$ 735,000
Equity percentage of ownership					100.00%	100.00%																									100.00%
Consideration amount		¥ 18		$ 10,000,000	$ 1,569,000	¥ 10				¥ 5	¥ 5	¥ 4	¥ 4
Aggregate common shares (in Shares) | shares																1,358,851		3,755,034					1,358,851	4,025,000
Price per share (in Dollars per share) | $ / shares	$ 0.6
Paid amount																$ 1,900,000	¥ 13
Balance amount																700,000							¥ 5
Company payments																$ 400,000							3
Remaining balance | ¥																							¥ 2
Investment cost																										$ 800,000	¥ 5
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, par value | (per share)			$ 1.47																									$ 0.61	¥ 6.39
Common shares of value issued | $			$ 735,000
Common stock issuance of shares (in Shares) | shares																500,000	500,000	1,075,000	685,000
Common stock issuance of amount | $																$ 500		$ 1,075	$ 685
2018 Incentive Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Recognized stock-based compensation expense | $																		$ 325,375	325,375
Common stock issuance of shares (in Shares) | shares														685,000
Common stock issuance of amount | $														$ 650,750
Share price, per share (in Dollars per share) | $ / shares														$ 0.95
2021 Share Incentive Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares) | shares																									3,000,000
2022 Share Incentive Plan [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares) | shares																					5,000,000
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Conversion price ranging (in Dollars per share) | $ / shares																$ 0.24		$ 0.97
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Conversion price ranging (in Dollars per share) | $ / shares																$ 0.34		$ 1.11
Consulting Service Agreement [Member]
Shareholders’ Equity (Details) [Line Items]
Common shares issued (in Shares) | shares									400,000
Common shares of value issued | $									$ 448,000
Common share price (in Dollars per share) | $ / shares									$ 1.12
Recognized stock-based compensation expense | $																			280,000
Hainan Tashanshi Digital Information Co. Ltd. [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate gross proceeds | $	$ 3,582,000
Express Transportation Ltd. [Member]
Shareholders’ Equity (Details) [Line Items]
Common shares issued (in Shares) | shares																						2,000,000
Maxleed Investment Holding Ltd. [Member]
Shareholders’ Equity (Details) [Line Items]
Common shares issued (in Shares) | shares																						2,000,000
Xinyi REIT [Member]
Shareholders’ Equity (Details) [Line Items]
Equity percentage of ownership		30.00%
Beijing REIT [Member]
Shareholders’ Equity (Details) [Line Items]
Remaining balance | $																$ 0
Fangyuyuan [Member]
Shareholders’ Equity (Details) [Line Items]
Equity percentage of ownership																										10.00%	10.00%
Geniusland International Capital Ltd [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock, shares issued (in Shares) | shares							1.33
Common shares issued (in Shares) | shares							1,000,000
Common shares of value issued | $							$ 1,330,000
Yorkville Advisors Global LP [Member]
Shareholders’ Equity (Details) [Line Items]
Common shares issued (in Shares) | shares																														75,000
Recognized stock-based compensation expense | $																		84,637
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Recognized stock-based compensation expense | $																		166,750	$ 166,750
Common stock issuance of shares (in Shares) | shares								290,000
Common stock issuance of amount | $								$ 333,500
Share price, per share (in Dollars per share) | $ / shares								$ 1.15
Board of Directors [Member]
Shareholders’ Equity (Details) [Line Items]
Aggregate common shares (in Shares) | shares																									1,025,000
PRC [Member]
Shareholders’ Equity (Details) [Line Items]
Restricted Amount | $																$ 1,066,554		$ 1,230,387